Leases - Disclosure Of Lease Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Information Relating To Lease Liabilities [Line Items]
Current	$ 30	$ 26	[1]
Non-current	396	401	[1]
Total	426	427
US dollars [member]
Disclosure Of Information Relating To Lease Liabilities [Line Items]
Total	357	363
Sterling [member]
Disclosure Of Information Relating To Lease Liabilities [Line Items]
Total	32	31
Euros [member]
Disclosure Of Information Relating To Lease Liabilities [Line Items]
Total	4	5
Others [member]
Disclosure Of Information Relating To Lease Liabilities [Line Items]
Total	$ 33	$ 28

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).